Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2017
Trading Symbol	ATNX
Entity Registrant Name	ATHENEX, INC.
Entity Central Index Key	0001300699
Entity Filer Category	Non-accelerated Filer